Total
BNY Mellon High Yield Beta ETF
Fund Summary BNY Mellon High Yield Beta ETF
Fund Summary BNY Mellon High Yield Beta ETF
Investment Objective
The fund seeks to track the performance of the Bloomberg US Corporate High Yield Total Return Index.
Fees and Expenses

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	BNY Mellon High Yield Beta ETF BNY Mellon High Yield Beta ETF [1]
Management fees	0.22%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual fund operating expenses	0.22%
[1]	The fund's management agreement provides that the Adviser, BNY Mellon ETF Investment Adviser, LLC, will pay substantially all expenses of the fund, except for the management fees, payments under the fund's 12b-1 plan (if any), interest expenses, taxes, acquired fund fees and expenses, brokerage commissions, costs of holding shareholder meetings, fees and expenses associated with the fund's securities lending program, and litigation and potential litigation and other extraordinary expenses not incurred in the ordinary course of the fund's business.

Example

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then hold or redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 Year	3 Years	5 Years	10 Years
BNY Mellon High Yield Beta ETF | BNY Mellon High Yield Beta ETF | USD ($)	23	71	124	280

Expense Example No Redemption	1 Year	3 Years	5 Years	10 Years
BNY Mellon High Yield Beta ETF | BNY Mellon High Yield Beta ETF | USD ($)	23	71	124	280

Portfolio Turnover

The fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the fund's performance. For the fiscal year ended October 31, 2023, the fund's portfolio turnover rate was 39.89% of the average value of its portfolio.

Principal Investment Strategy

The fund uses a rules-based, systematic investment strategy that seeks to track an index designed to measure the performance of the high yield bond market. To pursue its goal, the fund normally invests substantially all of its assets in bonds comprising the Bloomberg US Corporate High Yield Total Return Index (index). The fund may also invest in derivatives with economic characteristics similar to such bonds or the index. The fund's derivatives investments may include credit default swap indexes, total return swaps, structured notes and futures. Under normal circumstances, the fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in high yield securities and ETFs providing exposure to such securities. The fund considers high yield securities to be securities with ratings that qualify for inclusion in the index.

The Bloomberg US Corporate High Yield Total Return Index is designed to measure the U.S. dollar-denominated, high yield (junk), fixed-rate, taxable corporate bond market. Bonds included in the index must have $150 million or more par amount outstanding and at least one year until final maturity. Bonds are classified as high yield if the middle rating of Moody’s, Fitch and

S&P is Ba1/BB+/BB+ or below. When a rating from only two agencies is available, the lower is used; when only one agency rates a bond, that rating is used. In cases where explicit bond level ratings may not be available, the index provider may use other sources to classify securities by credit quality. The index may include U.S. dollar-denominated bonds issued by foreign issuers. Securities in the index are updated on the last business day of each month. The fund seeks to maintain a dollar-weighted average maturity consistent with that of the index. As of December 31, 2023, the index was comprised of approximately 1,920 securities and had a dollar-weighted average maturity of 4.89 years.

Under normal circumstances, in seeking to track the index's performance, the fund generally purchases a representative sample of the securities comprising the index. By using a sampling process, the fund typically will not invest in all of the securities in the index. The fund may also fully replicate the index when determined to be in the best interest of the fund in pursuing its objective.

In seeking to track the index, the fund's assets may be concentrated in (i.e., more than 25% of the fund’s assets invested in) an industry or group of industries, but only to the extent that the index concentrates in a particular industry or group of industries. As of December 31, 2023, 21.8% of the index consisted of securities of issuers in the Consumer Cyclical industry.

The fund is classified as diversified under the Investment Company Act of 1940, as amended (1940 Act); however, the fund may become non-diversified solely as a result of changes in the composition of the index (e.g., changes in weightings of one or more component securities). When the fund is non-diversified, it may invest a relatively high percentage of its assets in a limited number of issuers.

Principal Risks
Performance

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund from year to year. The table compares the average annual total returns of the fund to those of a broad measure of market performance. The fund's past performance (before and after taxes) is not necessarily an indication of how the fund will perform in the future.  Recent performance information may be available at www.im.bnymellon.com.

Year-by-Year Total Returns as of 12/31 each year (%)

Best Quarter Q4, 2023: 7.07% Worst Quarter Q2, 2022: -10.30% (for the periods reflected in the bar chart)
Average Annual Total Returns as of 12/31/23

After-tax returns in the table below are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on the investor's tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their shares through U.S. tax-deferred arrangements such as 401(k) plans or individual retirement accounts. Returns after taxes on distributions and sale of fund shares may be higher than returns before taxes or returns after taxes on distributions due to an assumed tax benefit from losses on a sale of the fund's shares at the end of the period.

Average Annual Returns - BNY Mellon High Yield Beta ETF	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
BNY Mellon High Yield Beta ETF	13.03%	5.96%	Apr. 22, 2020
After Taxes on Distributions | BNY Mellon High Yield Beta ETF	9.02%	2.90%
After Taxes on Distributions and Sale of Fund Shares | BNY Mellon High Yield Beta ETF	7.55%	3.26%
Bloomberg US Corporate High Yield Total Return Index. (reflects no deductions for fees, expenses or taxes)	13.45%	6.25%	Apr. 22, 2020